INCOME PER SHARE (Schedule of Basic and Diluted Income Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) from continuing operations	$ (12,087)	¥ (78,304)	¥ 94,942	¥ 81,753
Net income from discontinued operations			29,767	4,140
Net income (loss) attributable to ordinary shareholders used in calculating income per ordinary share-basic and diluted	$ (12,087)	¥ (78,304)	¥ 124,709	¥ 85,893
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	134,546,772	134,546,772	134,836,300	135,077,172
Weighted average number of ordinary shares outstanding used in calculating diluted income per share	134,546,772	134,546,772	135,180,642	135,077,172
Income (loss) per share - basic
From continuing operations | (per share)	$ (0.09)	¥ (0.58)	¥ 0.70	¥ 0.61
From discontinued operations | (per share)			0.22	0.03
Income (loss) per share - basic | (per share)	$ (0.09)	¥ (0.58)	0.92	0.64
Income (loss) per share - diluted
From continuing operations | (per share)	$ (0.09)	¥ (0.58)	0.70	0.61
From discontinued operations | (per share)			0.22	0.03
Income (loss) per share - diluted | (per share)	$ (0.09)	¥ (0.58)	¥ 0.92	¥ 0.64